Steward Global Equity Income Fund (Prospectus Summary) | Steward Global Equity Income Fund
STEWARD GLOBAL EQUITY INCOME FUND
Investment Objective:
Current income along with growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - - Steward Global Equity Income Fund - USD ($)	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge (CDSC) (as a percentage of the redemption of proceeds)	none	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $2,000 for regular accounts and $1,000 for Individual Retirement Accounts)	$ 12.00	$ 12.00	$ 12.00	$ 12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - Steward Global Equity Income Fund		Class A	Class C	Class R6	Institutional Class
Management fees		0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) fees		0.25%	1.00%	none	none
Other expenses	[1]	0.44%	0.38%	0.28%	0.38%
Total annual Fund operating expenses		0.99%	1.68%	0.58%	0.68%
[1]	"Other expenses" for Class C and Class R6 shares are based on estimated amounts for the current fiscal year.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - Steward Global Equity Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	101	315	547	1,213
Class C	271	530	913	1,987
Class R6	59	186	324	726
Institutional Class	69	218	379	847

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
| Steward Global Equity Income Fund | Class C | USD ($)	171	530	913	1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend payouts and favorable earnings growth. The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap. The Fund may also invest in other investment companies and real estate investment trusts. The Fund will invest in dividend-paying securities of issuers throughout the world and the Fund will generally seek to have 30% to 50% of its net assets, and, under normal market conditions, no less than 30% of its net assets, invested in securities of non-U.S. issuers.

The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (“DRs”) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets. The Fund’s DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.

In managing the Fund, the portfolio managers employ a five-step process that combines this dividend income style with relative risk-controlled portfolio construction and the Fund’s values-based screening policies. The portfolio managers initially create an investment universe comprised of U.S. exchange-traded, dividend-paying domestic and international stocks.

•	An investment universe is created comprised of U.S. exchange-traded, dividend-paying domestic and international stocks with market capitalization greater than $1 billion.

•	The universe is then screened in accordance with the Fund’s values-based policies and those companies failing to meet these criteria are removed.

•

A quantitative screen is applied to the remaining universe that identifies various positive attributes such as securities having higher dividend yields within their sectors, positive dividend growth and favorable relative earnings growth.

•

A quantitative validation process is then applied to each company in the remaining universe with respect to current available information focusing on trends and news that may impact the company. Any security that fails the review is removed from investment consideration.

•	A relative risk controlled portfolio is constructed versus a targeted benchmark using the remaining universe of companies available for investment.

Under normal market conditions, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in dividend paying securities. The Fund will also, under normal market conditions, invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in equity securities. (Any such other investment company will also have similar policies to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in (a) dividend paying securities and (b) equity securities.) The Fund will provide shareholders with at least 60 days’ prior notice of any change in these policies.

The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.

Values-based Investing.   The Fund uses its best efforts to avoid investing in companies that are materially involved with mature content, life ethics, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio managers’ expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the performance of the securities in which the Fund invests. The Fund’s performance may be better or worse than funds with similar investment policies. The Fund’s performance is also likely to differ from that of funds that use different strategies for selecting investments.

Although the Fund may invest in equity securities of companies across all market capitalizations, in the event the Fund invests more heavily in smaller companies its risks will increase and changes in its share price may become more sudden or more erratic. (See “Securities of Small- and Mid-Cap Companies,” below.)

Risks of investing in the Fund include:

•  Values-based Screening Policies  – In avoiding investments that are inconsistent with the Fund’s values-based screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

•  Equity Securities  – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

•  Dividend Risk –  The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.

•  Foreign Securities  – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; and (6) less availability of information.

•  Emerging Market Securities  – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

•  Depositary Receipts (“DRs”)  – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically incur expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs.

•  Foreign Currency Risk  – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s international investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s investments will primarily be in U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such companies.

•  Security Selection and Market Risk  – Particular stocks selected for the Fund may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

•  Value Stocks –  Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stock may turn out not to have been undervalued.

•  Growth Stocks  – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the company, rather than on fundamental analysis of the stocks.

•  Securities of Small- and Mid-Cap Companies  – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than investment in securities of large-cap companies because mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

•  Investment in Other Investment Companies or Real Estate Investment Trusts  – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

•  Issuer Risk  – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•  Management Risk  – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

•  Concentration Policy Risk  – To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and the life of the Fund compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns table shows performance year by year since the Fund’s inception. The bar chart shows performance of the Institutional Class; returns for other share classes will differ only to the extent that they have different expenses. Class C and Class R6 shares are new classes of shares and therefore do not have a full calendar year of performance available. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund’s website at www.crossmarkglobal.com .

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Steward Global Equity Income Fund Year-by-year total return as of 12/31 of each year (%) Institutional Class Shares

Best Quarter, 3rd Quarter 2009	17.75%
Worst Quarter, 1st Quarter 2009	-14.52%
Year-To-Date Return, 2nd Quarter 2018	1.26%

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after - tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. Two indices that are broad measures of market performance are shown because the Fund’s Board of Directors has determined that both are relevant to the types of securities in which the Fund invests.

AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2017
Average Annual Total Returns - - Steward Global Equity Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	Return Before Taxes	22.30%	12.62%	7.90%	Apr. 01, 2008
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	20.03%	10.98%	6.84%	Apr. 01, 2008
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	14.15%	9.80%	6.24%	Apr. 01, 2008
Class A	Return Before Taxes	21.94%	12.24%	7.53%	Apr. 01, 2008
Standard & Poor’s 500 Index	Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	9.44%	Apr. 01, 2008
Standard & Poor’s Global 1200 Index	Standard & Poor’s Global 1200 Index (reflects no deduction for fees, expenses or taxes)	23.84%	12.14%	6.58%	Apr. 01, 2008